Expense Example - Federated Hermes Muni and Stock Advantage Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 556
Expense Example, with Redemption, 3 Years	781
Expense Example, with Redemption, 5 Years	1,024
Expense Example, with Redemption, 10 Years	1,719
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	996
Expense Example, with Redemption, 10 Years	1,962
F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	543
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	1,415
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,037